Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.03539%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,808,834.85

Principal:
Principal Collections	$26,035,873.64
Prepayments in Full	$13,188,940.88
Liquidation Proceeds	$550,831.47
Recoveries	$48,591.38
Sub Total	$39,824,237.37
Collections	$43,633,072.22

Purchase Amounts:
Purchase Amounts Related to Principal	$25,289.32
Purchase Amounts Related to Interest	$81.94
Sub Total	$25,371.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,658,443.48

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,658,443.48
Servicing Fee	$763,656.59	$763,656.59	$0.00	$0.00	$42,894,786.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,894,786.89
Interest - Class A-2a Notes	$319,880.79	$319,880.79	$0.00	$0.00	$42,574,906.10
Interest - Class A-2b Notes	$243,602.22	$243,602.22	$0.00	$0.00	$42,331,303.88
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$40,426,703.88
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$40,067,363.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,067,363.88
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$39,874,331.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,874,331.13
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$39,874,331.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,874,331.13
Regular Principal Payment	$38,195,076.37	$38,195,076.37	$0.00	$0.00	$1,679,254.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,679,254.76
Residual Released to Depositor	$0.00	$1,679,254.76	$0.00	$0.00	$0.00
Total		$43,658,443.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,195,076.37
Total					$38,195,076.37

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,617,352.25	$66.31	$319,880.79	$0.98	$21,937,233.04	$67.29
Class A-2b Notes	$16,577,724.12	$66.31	$243,602.22	$0.97	$16,821,326.34	$67.28
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$38,195,076.37	$24.19	$3,020,455.76	$1.91	$41,215,532.13	$26.10

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$85,874,038.21	0.2634173	$64,256,685.96	0.1971064
Class A-2b Notes	$65,854,323.79	0.2634173	$49,276,599.67	0.1971064
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$839,668,362.00	0.5317924	$801,473,285.63	0.5076021

Pool Information
Weighted Average APR	4.978%	4.992%
Weighted Average Remaining Term	42.60	41.86
Number of Receivables Outstanding	31,505	30,523
Pool Balance	$916,387,911.61	$876,040,670.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$871,247,327.80	$833,052,251.43
Pool Factor	0.5492684	0.5250849

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$42,988,418.92
Targeted Overcollateralization Amount	$74,567,384.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,567,384.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$546,305.95
(Recoveries)		30	$48,591.38
Net Loss for Current Collection Period			$497,714.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6518%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7882%
Second Prior Collection Period			0.8037%
Prior Collection Period			0.6794%
Current Collection Period			0.6664%
Four Month Average (Current and Prior Three Collection Periods)			0.7344%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,239	$6,501,379.23
(Cumulative Recoveries)			$541,742.80
Cumulative Net Loss for All Collection Periods			$5,959,636.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3572%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,247.28
Average Net Loss for Receivables that have experienced a Realized Loss			$4,810.04

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	220	$8,475,773.06
61-90 Days Delinquent	0.17%	36	$1,454,372.17
91-120 Days Delinquent	0.07%	13	$636,987.18
Over 120 Days Delinquent	0.02%	7	$218,000.98
Total Delinquent Receivables	1.23%	276	$10,785,133.39

Repossession Inventory:
Repossessed in the Current Collection Period		25	$1,000,283.14
Total Repossessed Inventory		43	$1,936,721.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1414%
Prior Collection Period			0.1904%
Current Collection Period			0.1835%
Three Month Average			0.1718%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2636%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	80	$3,340,507.21
2 Months Extended	125	$5,120,182.78
3+ Months Extended	18	$825,599.48

Total Receivables Extended	223	$9,286,289.47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer